Continuance to Bermuda	9 Months Ended
Sep. 30, 2024
Continuance To Bermuda
Continuance to Bermuda

Note 12. Continuance to Bermuda:

In September 2024, the Company’s shareholders approved a special resolution permitting the Company to effect a continuance from the Province of Alberta to Bermuda. On September 30, 2024, the continuance was completed through a plan of arrangement pursuant to Section 193 of the Business Corporations Act (Alberta). In connection with the continuance, the Company’s name was changed from “Gold Reserve Inc.” to “Gold Reserve Ltd.”.

Prior to the continuance, the Company’s authorized share capital was an unlimited number of common shares without par value. The Companies Act (Bermuda) requires that the amount of capital with which the company is registered be divided into shares of a certain fixed amount (nominal or par value). Gold Reserve Ltd. was registered with the Bermuda Registrar of Companies with an authorized share capital comprising 500,000,000 common shares, each with a par value of $0.01. As a result, the balances of certain capital accounts were reclassified as follows:

	Common Shares
	Number	Amount	Premium
Balance, prior to continuance	113,037,414	$ 352,855,434	–
Reclassification	–	(351,725,060)	351,725,060
Balance, post continuance	113,037,414	$ 1,130,374	$ 351,725,060